Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [abstract]
Summary of majority shareholders

	Number of Shares	Percentage of
Name	Beneficially Owned	Outstanding Shares
Grupo Villar Mir, S.A.U.	94,554,634	55.0%

The disclosure of valuation adjustments.	Valuation adjustments comprise the following at December 31:

	2017	2016
	US$'000	US$'000
Actuarial gains and losses	(2,998)	(7,509)
Hedging instruments and other	(13,801)	(4,378)
Total	(16,799)	(11,887)

Schedule of net financial debt

Management’s review of the Company’s capital structure includes monitoring of the leverage ratio, which was as follows at December 31:

	2017	2016 (***)	2015
	US$'000	US$'000	US$'000
Gross financial debt (*)	571,337	514,587	516,976
Cash and cash equivalents	(184,472)	(196,931)	(116,666)
Total net financial debt	386,865	317,656	400,310

Total equity (**)	937,758	892,042	1,294,973

Total net financial debt / total equity	41.25%	35.61%	30.91%

(*)   Gross financial debt comprises bank borrowings, obligations under finance leases, debt instruments and other financial liabilities.

(**)  Total equity comprises all capital and reserves of Company as stated in the consolidated statement of financial position.

(***)  At December 31, 2016, net financial debt excludes gross financial debt of $86,959 thousand and cash and cash equivalents of $51 thousand related to the Spanish energy business as these balances were classified as held for sale as at that date (see Note 29). If these balances had been included, net financial debt would have been $404,615 thousand and the net financial debt / equity ratio would have been 45.4%.

Summary of gross financial debt

The classification of the Company’s gross financial debt between non-current and current at December 31 is as follows:

	2017		2016 (*)		2015
	Balance		Balance		Balance
	US$'000%		US$'000%		US$'000%
Non-current gross financial debt	458,056	80.17%	269,325	52.34%	320,993	62.09%
Current gross financial debt	113,281	19.83%	245,262	47.66%	195,983	37.91%
Total gross financial debt	571,337	100.00%	514,587	100.00%	516,976	100.00%

(*)   At December 31, 2016, gross financial debt excluded $86,959 thousand related to the Spanish energy business, of which $76,452 thousand would have been presented as non-current and $10,507 thousand would have been presented as current had the business not been classified as held for sale (see Note 29). Had these balances been included, gross financial debt would have been $601,546 thousand.

Schedule of changes in non-controlling interests

Balance
US$'000
Balance at January 1, 2016	141,823
Loss for the year	(20,186)
Translation differences and other	3,919
Balance at December 31, 2016	125,556
Loss for the year	(5,144)
Dividends paid to joint venture partner	(7,350)
Non-controlling interest arising on the acquisition of FerroSolar Opco Group S.L.	6,750
Translation differences and other	1,922
Balance at December 31, 2017	121,734

Summary of financial information for non-controlling interests

	2017		2016
	WVA	QSLP	WVA	QSLP
	US$'000	US$'000	US$'000	US$'000
Statement of Financial Position
Non-current assets	88,532	68,521	69,329	30,410
Current assets	45,269	33,076	34,116	64,307
Non-current liabilities	14,678	14,213	4,226	12,276
Current liabilities	36,359	18,346	16,121	17,016
Income Statement
Sales	161,014	97,697	165,640	96,869
Operating profit	5,947	467	6,197	833
Profit before taxes	5,947	122	6,209	886
Net Income	14,678	42	9,782	886
Cash Flow Statement
Cash flows from operating activities	16,017	7,076	10,012	4,690
Cash flows from investing activities	(2,193)	(5,422)	(8,496)	(6,142)
Cash flows from financing activities	(15,000)	(2)	—	—
Exchange differences on cash and cash equivalents in foreign currencies	—	68	—	85
Beginning balance of cash and cash equivalents	1,516	742	—	2,109
Ending balance of cash and cash equivalents	340	2,462	1,516	742